Supplemental Balance Sheet Information - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Insurance expenses	$ 395,197	$ 509,428
Administrative expenses		325,051
Research and development expenses	240,818
Prepaid expenses and other current asset	$ 636,015	$ 834,479